EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2021
Text block [abstract]
EXPLORATION AND EVALUATION ASSETS
6.	E XPLORATION A ND E VALUATION A SSETS

(a)	Rook I Property
The Rook I Project is located in Northern Saskatchewan, approximately 40 kilometres (km) east of the Saskatchewan – Alberta border, approximately 150 km north of the town of La Loche and 640 km northwest of the City of Saskatoon and consists of 32 contiguous mineral claims totaling 35,065 hectares.
The Rook I Project hosts the
100% owned
Arrow deposit discovered in February 2014, the Bow discovery in March 2015, the Harpoon discovery in August 2016 and the Arrow South discovery in July 2017. During the year ended December 31, 2021, the Company filed a feasibility study for the Rook I Project.
NexGen has a 100% interest in the claims subject only to: (i) a 2% net smelter return royalty (“NSR”); and (ii) a 10% production carried interest, in each case, only on claims
S-113928
to
S-113933
(the Arrow deposit is not located on any of these claims). The NSR may be reduced to 1% upon payment of $1 million. The 10% production carried interest provides for the owner to be carried to the date of commercial production.

(b)	Other Athabasca Basin Properties
The Other Athabasca Basin Properties are a portfolio of early-stage mineral properties in the Athabasca Basin. The properties are grouped geographically as “SW1”, “SW2” and “SW3”. The SW2 properties are held directly by NexGen. The SW1 and SW3 properties are held by NXE Energy SW1 Ltd. and NXE Energy SW3 Ltd., respectively, each a wholly owned subsidiary.

(c)	IsoEnergy Properties
The IsoEnergy Properties consist of
the following properties located in the Athabasca region of Saskatchewan:
(i) a 100% interest in the Radio Project, Saskatchewan (subject to a 2% NSR and 2% gross overriding royalty on diamonds
)
; (ii) a 100% interest in the Thorburn Lake Project

(subject to a 1% NSR and a 10% carried interest which can be converted to a 1% NSR at the holder’s option upon completion of a bankable feasibility study); (iii) a 100% interest, in each of the Madison, 2Z, Carlson Creek and North Thorburn properties, Saskatchewan; (iv) a 100% interest in the Geiger property; (v) a 100% interest in the
Larocque
East property

that consists of 6 mineral claims constituting 16,780 hectares and includes the Hurricane Zone; (vi) a 100% interest in the Evergreen Property that constitutes 32,400 hectares; and (vii) a portfolio of newly staked claims in Saskatchewan, all of which are early stage exploration properties.

	Rook 1	Other Athabasca Basin Properties	IsoEnergy Properties	Total
Acquisition cost
Balance at December 31, 2020	$235	$1,458	$26,778	$28,471
Additions	—	—	27	27
Dispositions	—	—	(145)	(145)

Balance as at December 31, 2021	$235	$1,458	$26,660	$28,353
Deferred exploration costs
Balance at December 31, 2020	216,350	9,173	20,728	246,251
Additions:
General exploration and drilling	6,502	—	3,615	10,117
Environmental, permitting, and engagement	15,154	—	2	15,156
Technical, engineering and design	13,893	—	1	13,894
Geochemistry and assays	—	—	333	333
Geological and geophysical	116	7	775	898
Labour and wages	4,925	—	815	5,740
Share-based payments	3,696	—	1,561	5,257
Travel	305	—	239	544

Total Additions	44,591	7	7,341	51,939

Balance as at December 31, 2021	$260,941	$9,180	$28,069	$298,190

Total costs, December 31, 2021	$261,176	$10,638	$54,729	$326,543

	Rook 1	Other Athabasca Basin Properties	IsoEnergy Properties	Total
Acquisition Cost
Balance at December 31, 2019	$235	$1,458	$26,636	$28,329
Additions	—	—	142	142

Balance as at December 31, 2020	$235	$1,458	$26,778	$28,471
Deferred exploration costs
Balance at December 31, 2019	199,784	9,164	15,104	224,052
Additions:
General exploration and drilling	1,407	5	3,395	4,807
Environmental, permitting, and engagement	6,726	—	137	6,863
Technical, engineering and design	4,158	—	225	4,383
Geochemistry and assays	—	—	318	318
Geological and geophysical	—	4	31	35
Labour and wages	2,925	—	1,141	4,066
Share-based payments	1,281	—	235	1,516
Travel	69	—	142	211

Total Additions	16,566	9	5,624	22,199

Balance as at December 31, 2020	$216,350	$9,173	$20,728	$246,251

Total costs, December 31, 2020	$216,585	$10,631	$47,506	$274,722